UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22360

GLG Investment Series Trust

(Exact name of registrant as specified in charter)

HSBC Tower

452 Fifth Avenue

26th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Lance Donenberg

GLG Inc.

HSBC Tower

452 Fifth Avenue

26th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-593-0323

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited)

February 28, 2013

Description	Shares	Cost	Value

COMMON STOCKS - 96.2%
Australia - 0.9%
Boart Longyear Ltd.	668	$2,381	$1,184
Emeco Holdings Ltd.	5,506	5,682	3,796
NRW Holdings Ltd.	192	733	402
OZ Minerals Ltd.	22,502	272,577	146,183
PanAust Ltd.	57,804	211,168	162,961

Total Australia		492,541	314,526

Austria - 2.3%
AMS AG	5,300	374,381	653,665
Andritz AG	2,132	106,611	150,361

Total Austria		480,992	804,026

Belgium - 0.5%
Barco N.V.	31	1,914	2,630
Solvay SA	1,092	110,340	156,039

Total Belgium		112,254	158,669

Brazil - 1.2%
Mills Estruturas e Servicos de Engenharia SA	25,614	345,423	416,160

Denmark - 2.0%
GN Store Nord A/S	27,695	348,191	495,554
Sydbank A/S*	8,982	237,050	182,261

Total Denmark		585,241	677,815

Finland - 0.6%
Pohjola Bank PLC, Class A	12,226	147,526	193,934

France - 3.1%
Arkema	3,611	270,140	366,870
Club Mediterranee SA*	11,333	197,438	205,366
Ingenico	3,642	154,923	220,624
SCOR SE	6,171	150,265	174,545
Vivendi	4,621	92,124	97,251

Total France		864,890	1,064,656

Germany - 10.7%
Aareal Bank AG*	14,658	284,807	338,338
Bertrandt AG	5,614	308,257	622,263
Dialog Semiconductor PLC*	23,888	429,165	442,232
Duerr AG	6,845	263,585	751,291
Grammer AG	2,535	57,229	76,104
KUKA AG*	7,229	130,141	324,001
MTU Aero Engines Holding AG	3,834	300,186	356,490
Rhoen-Klinikum AG	9,150	189,754	194,657
SAF-Holland SA*	4,254	27,800	33,101
Wirecard AG	20,870	392,391	548,479

Total Germany		2,383,315	3,686,956

Hong Kong - 7.0%
Emperor International Holdings Ltd.	1,899,269	412,259	595,083
Emperor Watch & Jewellery Ltd.	62,632	8,926	6,864
Hopson Development Holdings Ltd.*	35,000	74,880	60,382
K Wah International Holdings Ltd.	133,000	75,608	76,313
Melco Crown Entertainment Ltd. ADR*	14,791	157,916	284,135
Melco International Development Ltd.	38,916	22,324	62,020
Oriental Watch Holdings Ltd.	846	406	317

Description	Shares	Cost	Value

Prince Frog International Holdings Ltd.	758,622	$322,452	$314,968
Sands China Ltd.	149,076	594,730	710,243
SJM Holdings Ltd.	120,037	185,610	299,953

Total Hong Kong		1,855,111	2,410,278

Ireland - 0.1%
Kenmare Resources PLC*	85,644	79,632	45,474

Italy - 6.8%
Azimut Holding SpA	48,491	442,958	771,718
Banca Generali SpA	13,878	172,750	242,606
Banca Monte dei Paschi di Siena SpA*	563,208	156,456	155,148
Banca Popolare di Milano Scarl*	461,272	223,628	313,151
Banco Popolare Societa Cooperativa*	102,890	153,144	173,552
Brembo SpA	3,262	37,812	45,526
Credito Emiliano SpA	56,742	291,527	266,983
Mediolanum SpA	16,096	79,782	89,352
Tod’s SpA	266	23,193	38,513
Unione di Banche Italiane ScpA	59,009	210,478	270,254

Total Italy		1,791,728	2,366,803

Japan - 29.1%
Advance Residence Investment	204	408,946	433,354
AIN Pharmaciez, Inc.	652	37,591	34,046
Amada Co., Ltd.	47,969	311,981	313,100
Anritsu Corp.	30,602	296,081	452,642
Ariake Japan Co., Ltd.	5,806	125,106	115,506
Asahi Kasei Corp.	46,468	269,968	274,727
Clarion Co., Ltd.*	12,900	26,653	17,258
Daito Trust Construction Co., Ltd.	6,438	563,505	576,496
Daiwa House Industry Co., Ltd.	32,142	424,267	590,200
Digital Garage, Inc.	38	133,765	99,622
Don Quijote Co., Ltd.	224	7,650	8,821
Fuji Heavy Industries Ltd.	59,964	461,400	896,646
H2O Retailing Corp.	1,833	13,981	16,671
Hulic Co., Ltd.	58,236	162,476	436,660
Kikkoman Corp.	8,915	114,742	138,597
Komeri Co., Ltd.	1,060	33,160	29,505
Kuraray Co., Ltd.	142	1,824	1,930
Mazda Motor Corp.*	136,286	244,661	410,225
Nabtesco Corp.	17,485	376,661	322,385
Nippo Corp.	19,000	205,511	249,671
Nippon Shokubai Co., Ltd.	25,897	258,038	240,837
Okuma Corp.	47,166	324,399	341,952
Omron Corp.	11,866	281,774	287,401
Sekisui House Ltd.	19,497	199,643	225,702
Shin-Etsu Chemical Co., Ltd.	1,447	85,455	88,984
SMC Corp.	1,762	291,404	305,674
Sugi Holdings Co., Ltd.	798	25,782	26,258
Sumitomo Bakelite Co., Ltd.	16,412	99,090	67,461
Sumitomo Forestry Co., Ltd.	29,913	276,733	295,290
Sumitomo Osaka Cement Co., Ltd.	80,637	283,728	240,980
Sumitomo Rubber Industries Ltd.	13,412	146,211	208,943
Taisei Corp.	181,842	498,811	537,541
Taiyo Yuden Co., Ltd.	32,062	276,621	352,478

See notes to schedule of investments.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited) (continued)

February 28, 2013

Description	Shares	Cost	Value

Tokyo Tatemono Co., Ltd.	52,183	$235,442	$291,063
Toyo Suisan Kaisha Ltd.	3,414	89,325	100,000
Toyota Boshoku Corp.	23,151	244,235	315,707
United Arrows Ltd.	1,515	40,152	38,230
YASKAWA Electric Corp.	54,313	470,628	489,866
Zeon Corp.	16,287	134,418	170,092

Total Japan		8,481,818	10,042,521

Netherlands - 2.5%
ASM International NV	8,089	302,740	321,570
Gemalto NV	5,819	368,174	529,815

Total Netherlands		670,914	851,385

Norway - 3.6%
Aker Solutions ASA	18,559	281,183	365,639
Det Norske Oljeselskap ASA*	4,900	77,874	76,948
Fred Olsen Energy ASA	4,170	169,068	181,598
Kvaerner ASA	72,480	184,756	166,659
Petroleum Geo-Services ASA	28,549	401,016	450,064
TGS Nopec Geophysical Co., ASA	19	539	719

Total Norway		1,114,436	1,241,627

Sweden - 2.2%
Concentric AB	913	8,402	9,564
Lundin Petroleum AB*	3,918	91,068	88,993
Skandinaviska Enskilda Banken AB, Class A	5,861	40,592	61,035
Swedbank AB, Class A	2,751	42,544	66,144
Trelleborg AB, Class B	38,828	426,899	550,535

Total Sweden		609,505	776,271

Switzerland - 0.6%
Dufry AG*	1,420	176,623	193,464

United Kingdom - 23.0%
Aberdeen Asset Management PLC	100,298	442,993	654,127
Aegis Group PLC	538	1,173	1,947
African Minerals Ltd.*	12,924	92,340	55,633
Aggreko PLC	4,605	161,960	118,484
Anite PLC	217,781	452,898	524,654
Ashtead Group PLC	135,183	524,339	1,056,165
Barratt Developments PLC*	222,843	279,514	811,697
Berkeley Group Holdings PLC*	18,613	381,217	537,915
Bovis Homes Group PLC	5,376	34,417	52,645
BowLeven PLC*	182,396	374,065	213,063
Croda International PLC	2,045	69,662	80,414
DS Smith PLC	111,518	369,802	408,399
Enquest PLC*	174,826	370,416	352,745
Hargreaves Lansdown PLC	23,513	173,392	309,264
IMI PLC	62	784	1,150
Jupiter Fund Management PLC	52,125	227,183	265,777
Melrose Industries PLC	9,620	30,405	37,755
Persimmon PLC	51,034	377,788	707,246
Renishaw PLC	11,850	333,893	351,813
Taylor Wimpey PLC	596,640	335,835	734,067
Telecity Group PLC	6,058	81,055	85,930
Wolseley PLC	12,463	473,221	587,444

Total United Kingdom		5,588,352	7,948,334

TOTAL COMMON STOCKS		$25,780,301	$33,192,899

Description	Shares	Cost	Value

INVESTMENT COMPANIES - 3.7%

Japan - 3.2%
Nomura Topix Banks Exchange Traded Fund	666,540	$1,002,977	$1,121,807

United States - 0.5%
Market Vectors Gold Miners ETF	2,256	120,619	84,374
Market Vectors Junior Gold Miners ETF	5,213	124,460	82,522

Total United States		245,079	166,896

TOTAL INVESTMENT COMPANIES		$1,248,056	$1,288,703

TOTAL INVESTMENTS - 99.9%		$27,028,357	$34,481,602

Other Assets in Excess of Liabilities - 0.1%			29,800

NET ASSETS - 100.0%			$34,511,402

*	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to schedule of investments.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited ) (continued)

February 28, 2013

Industry classifications were as follows:

Industry	Value	% of Net Assets
Capital Goods	$6,316,623	18.3%
Consumer Durables & Apparel	3,420,332	9.9
Real Estate	3,059,551	8.9
Technology Hardware & Equipment	2,687,267	7.8
Materials	2,506,985	7.3
Diversified Financials	2,437,427	7.1
Automobiles & Components	1,986,251	5.8
Energy	1,896,427	5.5
Banks	1,826,866	5.3
Consumer Services	1,561,717	4.5
Semiconductors & Semiconductor Equipment	1,417,467	4.1
Investment Companies	1,288,703	3.7
Software & Services	1,258,685	3.6
Commercial & Professional Services	740,747	2.1
Health Care Equipment & Services	690,210	2.0
Food, Beverage & Tobacco	354,103	1.0
Household & Personal Products	314,968	0.9
Retailing	293,873	0.8
Insurance	263,898	0.8
Telecommunication Services	97,251	0.3
Food & Staples Retailing	60,304	0.2
Media	1,947	0.0†

Total Investments	$34,481,602	99.9%
Other Assets in Excess of Liabilities	29,800	0.1

Net Assets	$34,511,402	100.0%

†	Less than 0.05%.

See notes to schedule of investments.

SIGNIFICANT ACCOUTNING POLICIES

Fair Value Measurement (unaudited)

The GLG International Small Cap Fund (the “Fund”) adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1, 2 or 3 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of February 28, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total
Common Stocks*	$33,192,899	$-	$-	$33,192,899
Investment Companies*	1,288,703	-	-	1,288,703
Total	$34,481,602	$-	$-	$34,481,602

    * Please refer to the Schedule of Investments for securities segregated by country.

Federal Income Tax (unaudited)

The cost basis of investments for Federal income tax purposes at February 28, 2013, was as follows*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 28,697,476	$ 8,336,441	$ (2,552,315)	$ 5,784,126

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Subsequent Event (unaudited)

Effective March 4, 2013, the Board of Trustees approved a plan to liquidate the Fund upon recommendation by GLG Inc., the Fund’s investment adviser. The Board considered the Fund’s small size, among other factors, in its decision to liquidate the Fund. The Fund stopped accepting purchases and exchanges into the Fund as of March 4, 2013. Beginning on or about April 8, 2013, the Fund began an orderly transition of its portfolio to cash and cash equivalents and no longer be pursuing its investment objectives. On April 12, 2013, the Fund distributed cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. On April 17, 2013, the Fund filed Form N-8F application with the Securities and Exchange Commission seeking deregistration as an investment company.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GLG Investment Series Trust

By (Signature and Title)* /s/ Lance Donenberg
Lance Donenberg
Principal Executive Officer

Date 4/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lance Donenberg
Lance Donenberg
Principal Executive Officer

Date 4/26/2013

By (Signature and Title)* /s/ JingLu Eng
JingLu Eng
Principal Financial Officer

Date 4/26/2013

*	Print the name and title of each signing officer under his or her signature.